SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - YHNA MS II Limited [Member]	2 Months Ended
Jun. 30, 2025
DisclosureLineElements [Line Items]
Place of incorporation	A Cayman Islands company
Date of incorporation	Apr. 29, 2025
Percentage of ownership	100.00%